Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.42

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
QualifyingTotalDebtIncomeRatio	0	1	0%
LenderName	0	1	0%
InterestOnlyFlag	0	1	0%
PropertyValue	0	1	0%
PropertyType	0	1	0%
Term	0	1	0%
B1FirstName	0	1	0%
OriginatorDocType	0	1	0%
SellerLoanID	0	1	0%
LoanAmount	1	1	100%
B1LastName	0	1	0%
PropertyAddress	0	1	0%
QualifyingLTV	0	1	0%
Occupancy	0	1	0%
QualifyingCLTV	0	1	0%
PropertyCity	0	1	0%
InterestRate	0	1	0%
PropertyZipCode	0	1	0%
QualifyingFICO	0	1	0%